Warrants - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012	Dec. 31, 2009	Dec. 31, 2005	Dec. 31, 2004
Class of Warrant or Right [Line Items]
Number of common shares can purchased from outstanding warrants	35,778			25,000		284,378	26,946
Weighted-average exercise price of warrants	4.84			6.84		3.52	0.20
Series C-1 preferred stock issued upon warrant exercise			283,223
Warrants expired unexercised			1,155
Warrants to purchase of common shares with extended expiration date							10,778
Prepaid fees					$ 26,519
Issued common shares with cashless exercise of warrants		15,446
Prepaid fees to be expensed over two years				219,000
Common shares issued upon net exchange of warrants	$ 24,955